GS Mortgage-Backed Securities Trust 2021-PJ2 ABS-15G

Exhibit 99.3 - Schedule 3

GS Loan ID	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment	DR Response Date
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XXXX	XXXX	XXXX	Client Review In Process	XXXX	Credit	Debts Not verified on credit report	Resolved		1	Credit	The following AUS/Loan Approval Condition was not documented in the loan file: The subject loan was approved as the refinance of a primary residence with a subordinated HELOC balance modified to XXXX. AUS approval condition number X required verification of the terms of the subordinate financing which was not provided in the loan file submitted for review.	Credit Agreement Uploaded	Rebuttal (10/09/2019 11:21AM)				Documentation provided is sufficient. (Resolved)	Response (10/09/2019 11:38AM)
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XXXX	XXXX	XXXX	Client Review In Process	XXXX	Compliance	TRID CD- Section B incorrect payee	Acknowledged		2	Compliance	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Other/Multipurpose/Unknown purpose	Owner Occupied	XXXX	XXXX	XXXX	Client Review In Process	XXXX	Valuation	Value is supported within 10% of original appraisal amount	Resolved		1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Debt Consolidation- Proceeds used to pay	Owner Occupied	XXXX	XXXX	XXXX	Underwriting Client Review Complete	XXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	Resolved		1	Compliance	The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	PCCD, LOE, and COC provided Initial CD dated XXXX and disclosure tracking provided	Rebuttal (02/26/2020 1:28PM)Rebuttal (02/27/2020 10:00AM)				The documentation provided is sufficient to cure the finding. (Resolved)The documentation provided is not sufficient to cure the finding. The Initial CD receipt date was not provided. Please provide the Initial CD as well as the evidence of receipt reflecting the borrower received the Initial CD three business days prior to the consummation date of XXXX. (Upheld)	Response (02/26/2020 1:38PM)Response (02/27/2020 10:01AM)
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Debt Consolidation- Proceeds used to pay	Owner Occupied	XXXX	XXXX	XXXX	Underwriting Client Review Complete	XXXX	Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount	Resolved		1	Compliance	he file contains a signed/certified ALTA statement dated XXXX. The statement does not match the revised CD issued on XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received XXXX at consummation; however, per the ALTA statement, the consumer received XXXX. The fees appear to be in the following sections: Section C and payoff section. The fees are not subject to tolerance.	PCCD, LOE, and COC provided	Rebuttal (02/26/2020 1:26PM)				The documentation provided is sufficient to cure the finding. (Resolved)	Response (02/26/2020 1:27PM)
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Debt Consolidation- Proceeds used to pay	Owner Occupied	XXXX	XXXX	XXXX	Underwriting Client Review Complete	XXXX	Valuation	Value is supported within 10% of original appraisal amount	Cleared		1	Valuation	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.
XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	Cash Out: Debt Consolidation- Proceeds used to pay	Owner Occupied	XXXX	XXXX	XXXX	Underwriting Client Review Complete	XXXX	Credit	The loan meets all applicable credit guidelines	Cleared		1	Credit	The loan meets all applicable credit guidelines.